FOR MORE INFORMATION

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Please read this prospectus before you
invest in the  Series  and keep it for
future  reference.  For information or
shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 482-7555
   (if calling from outside the U.S.)

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Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT
   SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769

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Visit Prudential's Web Site At:
http://www.prudential.com


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Additional   information   about   the
Series can be obtained  without charge
and  can be  found  in  the  following
documents:

STATEMENT OF ADDITIONAL
   INFORMATION (SAI)
   (incorporated by reference into
   this prospectus)

ANNUAL REPORT

  (contains  a  discussion  of  the
  market   conditions   and   investment
  strategies that significantly affected
  the Series' performance.)

SEMI-ANNUAL REPORT

You can  also  obtain  copies  of
Series  documents  from the Securities
and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
By Electronic Request:
   publicinfo@sec.gov
   (The SEC charges a fee to copy
   documents.)

In Person:
Public Reference Room in
Washington, DC
   (For hours of operation,
   call 1-202-942-8090.)

Via the Internet:
or the EDGAR Database at:
http://www.sec.gov


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CUSIP Nos:              QUOTRON SYMBOLS
Class A: 744342-205     PBGXX
Class Z: 744342-403    --
Investment Company Act File No:
811-3264


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